DERIVATIVE LIABILITIES (Details 2) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
September 2018 Bought Deal Equity Financing	[1]	$ 7,840,909
December 2018 Bought Deal Equity Financing	[2]	13,640,000
March 2021 Private Placement	[3]	50,000,000
Total		$ 71,480,909
Expected Stock Price Volatility		52.60%
Risk-Free Annual Interest Rate		0.06%
Expected Life		2 months 23 days
Share Price		$ 0.23
Exercise Price		$ 0.39
Medmen Enterprises Inc. [Member]
September 2018 Bought Deal Equity Financing			$ 7,840,909
December 2018 Bought Deal Equity Financing			13,640,000
March 2021 Private Placement			50,000,000
Total			$ 71,480,909
Expected Stock Price Volatility			90.01%	83.30%
Risk-Free Annual Interest Rate			0.06%
Expected Life			1 year
Share Price			$ 0.33
Exercise Price			$ 0.40

[1]	On September 27, 2018, the Company completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”). Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a “September Warrant”). Each September Warrant entitles the holder to acquire, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering.
[2]	On December 5, 2018, the Company completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”). Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company (“December Warrant”). Each December Warrant entitles the holder thereof to acquire one Subordinate Voting Share at an exercise price of C$6.87 until September 27, 2021.
[3]	During the year ended June 26, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency.